Capital Management and Risk Policies - Summary of Changes in Loss Allowance Between Beginning and End of Annual Period (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	$ 14,299,064	$ 15,659,979	$ 7,721,484
Inflation effect	(6,904,987)	(7,371,568)	(2,491,744)
New Financial Assets Originated or Purchased	40,102,974	40,650,303
Foreign exchange and other movements	(35,526,955)	(14,152,189)
Loss allowance, Ending Balance	23,476,234	14,299,064	15,659,979
Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	4,103,299	3,616,367	2,021,737
Inflation effect	(1,815,338)	(2,131,833)	(652,420)
New Financial Assets Originated or Purchased	82,936,327	34,252,715
Foreign exchange and other movements	(16,711,606)	(1,883,642)
Loss allowance, Ending Balance	4,521,816	4,103,299	3,616,367
Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	7,096,646	2,661,522	1,571,994
Inflation effect	(2,506,450)	(2,459,245)	(507,282)
New Financial Assets Originated or Purchased	223,224,677	229,491,466
Foreign exchange and other movements	56,466,992	(3,705,363)
Loss allowance, Ending Balance	3,189,621	7,096,646	2,661,522
Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	10,092,365	11,114,984	8,121,034
Inflation effect	(3,355,067)	(5,495,379)	(2,620,676)
New Financial Assets Originated or Purchased	48,070,218	16,643,298
Foreign exchange and other movements	309,334	995,051
Loss allowance, Ending Balance	6,145,281	10,092,365	11,114,984
12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	5,514,025	5,446,096	2,290,310
Inflation effect	(2,119,898)	(2,638,825)	(739,086)
New Financial Assets Originated or Purchased	29,264,738	26,894,580
Foreign exchange and other movements	(25,161,879)	(16,827,627)
Loss allowance, Ending Balance	4,954,235	5,514,025	5,446,096
12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	480,463	559,063	464,424
Inflation effect	(217,336)	(297,080)	(149,871)
New Financial Assets Originated or Purchased	76,897,926	28,523,815
Foreign exchange and other movements	(13,347,534)	(2,082,732)
Loss allowance, Ending Balance	559,205	480,463	559,063
12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	679,001	1,101,084	443,517
Inflation effect	(562,741)	(644,265)	(143,127)
New Financial Assets Originated or Purchased	218,915,986	225,010,476
Foreign exchange and other movements	52,209,009	(4,728,212)
Loss allowance, Ending Balance	1,959,717	679,001	1,101,084
12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	2,754,583	2,882,959	1,893,842
Inflation effect	(1,139,035)	(1,447,146)	(611,149)
New Financial Assets Originated or Purchased	46,738,397	14,124,048
Foreign exchange and other movements	440,215	590,047
Loss allowance, Ending Balance	3,707,641	2,754,583	2,882,959
Lifetime ECL [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance		4,853,535
Loss allowance, Ending Balance			4,853,535
Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	2,554,594	4,853,535	1,920,604
Inflation effect	(2,350,556)	(2,033,094)	(619,787)
New Financial Assets Originated or Purchased	8,648,366	9,264,446
Foreign exchange and other movements	(9,429,822)	1,808,697
Loss allowance, Ending Balance	12,628,050	2,554,594	4,853,535
Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	199,468	586,665	266,037
Inflation effect	(395,100)	(247,408)	(85,853)
New Financial Assets Originated or Purchased	4,573,084	2,004,755
Foreign exchange and other movements	(2,851,237)	205,253
Loss allowance, Ending Balance	2,130,872	199,468	586,665
Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	301,216	162,022	94,680
Inflation effect	(201,577)	(116,256)	(30,550)
New Financial Assets Originated or Purchased	4,227,395	4,050,575
Foreign exchange and other movements	289,643	4,048,564
Loss allowance, Ending Balance	623,103	301,216	162,022
Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	958,629	3,858,958	2,660,280
Inflation effect	(319,282)	(1,502,938)	(858,476)
New Financial Assets Originated or Purchased	1,058,663	1,344,667
Foreign exchange and other movements	(38,646)	212,942
Loss allowance, Ending Balance	589,155	958,629	3,858,958
Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	6,230,445	5,360,348	3,510,570
Inflation effect	(2,434,533)	(2,699,649)	(1,132,871)
New Financial Assets Originated or Purchased	2,189,870	4,491,277
Foreign exchange and other movements	(935,254)	866,741
Loss allowance, Ending Balance	5,893,949	6,230,445	5,360,348
Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	3,423,368	2,470,639	1,291,276
Inflation effect	(1,202,902)	(1,587,345)	(416,696)
New Financial Assets Originated or Purchased	1,465,317	3,724,145
Foreign exchange and other movements	(512,835)	(6,163)
Loss allowance, Ending Balance	1,831,739	3,423,368	2,470,639
Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	6,116,429	1,398,416	1,033,797
Inflation effect	(1,742,132)	(1,698,724)	(333,605)
New Financial Assets Originated or Purchased	81,296	430,415
Foreign exchange and other movements	3,968,340	(3,025,715)
Loss allowance, Ending Balance	606,801	6,116,429	1,398,416
Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	6,379,153	4,373,067	3,566,912
Inflation effect	(1,896,750)	(2,545,295)	(1,151,051)
New Financial Assets Originated or Purchased	273,158	1,174,583
Foreign exchange and other movements	(92,235)	192,062
Loss allowance, Ending Balance	1,848,485	6,379,153	4,373,067
Movements with profit and loss impact [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	3,483,085	5,514,098	7,691,559
Changes in PDs/LGDs/EADs	1,978,896	907,323	8,700,756
Changes to model assumptions and methodologies	12,727,511	1,030,868
Foreign exchange and other movements	2,703,059	2,280,793	132,944
Movements with profit and loss impact [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	1,637,331	3,167,376	2,607,867
Changes in PDs/LGDs/EADs	1,655,588	185,799	1,538,199
Changes to model assumptions and methodologies	820,096	360,765
Foreign exchange and other movements	765,961	1,030,782	254,464
Movements with profit and loss impact [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	645,603	940,382	924,957
Changes in PDs/LGDs/EADs	144,818	4,910,364	551,829
Changes to model assumptions and methodologies	2,664,287	149,128
Foreign exchange and other movements	728,651	1,800,491	531,567
Movements with profit and loss impact [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	2,917,547	5,591,375	3,703,355
Changes in PDs/LGDs/EADs	517,414	1,572,485	8,208,004
Changes to model assumptions and methodologies	0	(1,377,860)
Foreign exchange and other movements	1,289,902	2,163,499	(709,254)
Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	1,024,326	1,327,881	1,424,772
Changes in PDs/LGDs/EADs	(129,815)	1,186,973	2,800,850
Changes to model assumptions and methodologies	1,010,684	(235,416)
Foreign exchange and other movements	651,290	1,147,613	97,818
Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	396,426	324,042	379,522
Changes in PDs/LGDs/EADs	1,213,269	61,555	252,137
Changes to model assumptions and methodologies	(1,192,104)	(66,337)
Foreign exchange and other movements	104,533	156,997	35,695
Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	516,802	524,555	834,593
Changes in PDs/LGDs/EADs	118,388	(151,260)	309,539
Changes to model assumptions and methodologies	1,521,179	(22,269)
Foreign exchange and other movements	455,386	291,778	(14,289)
Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	2,549,927	147,103	1,077,725
Changes in PDs/LGDs/EADs	265,208	537,543	748,465
Changes to model assumptions and methodologies		(421,414)
Foreign exchange and other movements	773,817	601,532	(269,272)
Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	679,012
Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased		774,816	2,882,551
Changes in PDs/LGDs/EADs	1,080,703	(329,590)	1,974,132
Changes to model assumptions and methodologies	9,351,243	1,000,727
Foreign exchange and other movements	1,716,169	116,244	55,599
Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	133,391	96,077	410,461
Changes in PDs/LGDs/EADs	384,169	(13,733)	186,400
Changes to model assumptions and methodologies	1,471,030	49,762
Foreign exchange and other movements	377,770	34,393	34,068
Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	85,037	127,939	90,364
Changes in PDs/LGDs/EADs	26,417	9,780	82,253
Changes to model assumptions and methodologies	363,383	155,158
Foreign exchange and other movements	138,548	63,427	20,924
Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	199,345	1,287,841	1,539,491
Changes in PDs/LGDs/EADs	66,142	452,605	2,540,874
Changes to model assumptions and methodologies		(944,633)
Foreign exchange and other movements	124,733	204,060	(439,982)
Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	1,779,747	3,411,401	3,384,236
Changes in PDs/LGDs/EADs	1,028,008	49,940	3,925,774
Changes to model assumptions and methodologies	2,365,584	265,557
Foreign exchange and other movements	335,600	1,016,936	(20,473)
Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	1,107,514	2,747,257	1,817,884
Changes in PDs/LGDs/EADs	58,150	137,977	1,099,662
Changes to model assumptions and methodologies	541,170	377,340
Foreign exchange and other movements	283,658	839,392	184,701
Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	43,764	287,888
Changes in PDs/LGDs/EADs	13	5,051,844	160,037
Changes to model assumptions and methodologies	779,725	16,239
Foreign exchange and other movements	134,717	1,445,286	524,932
Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	168,275	4,156,431	1,086,139
Changes in PDs/LGDs/EADs	186,064	582,337	4,918,665
Changes to model assumptions and methodologies		(11,813)
Foreign exchange and other movements	391,352	1,357,907
Other movements with no profit and loss impact [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs and other movements	(4,810,394)	(3,722,429)	(6,095,020)
Other movements with no profit and loss impact [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs and other movements	(2,645,121)	(2,125,957)	(2,153,480)
Other movements with no profit and loss impact [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs and other movements	(5,583,934)	(905,996)	(411,543)
Other movements with no profit and loss impact [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs and other movements	(5,316,880)	(3,476,739)	(5,587,479)
Other movements with no profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs and other movements	(966,200)	(565,569)	(454,185)
Other movements with no profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs and other movements	(198,619)	(246,725)	(433,150)
Other movements with no profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs and other movements	(713,244)	(466,889)	(330,712)
Other movements with no profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs and other movements	(1,561,281)	(269,862)	(111,118)
Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs and other movements			(1,281,318)
Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs and other movements	(539,085)	(1,528,233)
Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs and other movements	(110,198)	(289,853)	(213,026)
Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs and other movements	(127,897)	(109,610)	(80,831)
Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs and other movements	(197,194)	(617,528)	(800,291)
Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs and other movements	(3,305,109)	(1,628,627)	(4,359,517)
Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs and other movements	(2,336,304)	(1,589,379)	(1,507,304)
Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs and other movements	(4,742,793)	(329,497)
Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs and other movements	(3,558,405)	(2,589,349)	(4,676,070)
Transfer from stage 1 to stage 2 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	13,927,874	37,581,890
Transfer from stage 1 to stage 2 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	3,290,768	4,996,285
Transfer from stage 1 to stage 2 [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	6,918,520	8,442,902
Transfer from stage 1 to stage 2 [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	1,125,451	1,511,927
Transfer from stage 1 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(13,927,874)	(37,581,890)
Transfer from stage 1 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(3,290,768)	(4,996,285)
Transfer from stage 1 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(6,918,520)	(8,442,902)
Transfer from stage 1 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(1,125,451)	(1,511,927)
Transfer from stage 1 to stage 2 [member] | Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		0
Transfer from stage 1 to stage 2 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(498,483)	(737,405)	(76,341)
Transfer from stage 1 to stage 2 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(36,222)	(33,806)	(8,191)
Transfer from stage 1 to stage 2 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(60,395)	(38,584)	(3,920)
Transfer from stage 1 to stage 2 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(72,171)	(69,501)	(232,792)
Transfer from stage 1 to stage 2 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	498,483	737,405	76,341
Transfer from stage 1 to stage 2 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	36,222	33,806	8,191
Transfer from stage 1 to stage 2 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	60,395	38,584	3,920
Transfer from stage 1 to stage 2 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	72,171	69,501	232,792
Transfer from stage 1 to stage 3 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	1,547,026	2,165,255
Transfer from stage 1 to stage 3 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	132,027	245,369
Transfer from stage 1 to stage 3 [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		8,821
Transfer from stage 1 to stage 3 [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	1,376,997	2,532,826
Transfer from stage 1 to stage 3 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	0
Transfer from stage 1 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(1,547,026)	(2,165,255)
Transfer from stage 1 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(132,027)	(245,369)
Transfer from stage 1 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		(8,821)
Transfer from stage 1 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(1,376,997)	(2,532,826)
Transfer from stage 1 to stage 3 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(118,204)	(76,120)	(27,194)
Transfer from stage 1 to stage 3 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(3,402)	(1,955)	(1,556)
Transfer from stage 1 to stage 3 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(13)	(79)	(375)
Transfer from stage 1 to stage 3 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(145,729)	(146,043)	(84,391)
Transfer from stage 1 to stage 3 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	118,204	76,120	27,194
Transfer from stage 1 to stage 3 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	3,402	1,955	1,556
Transfer from stage 1 to stage 3 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	13	79	375
Transfer from stage 1 to stage 3 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	145,729	146,043	84,391
Transfer from stage 2 to stage 1 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(9,476,779)	(13,388,560)
Transfer from stage 2 to stage 1 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(1,697,439)	(828,828)
Transfer from stage 2 to stage 1 [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(471,842)	(2,469,057)
Transfer from stage 2 to stage 1 [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		(3,537,875)
Transfer from stage 2 to stage 1 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	9,476,779	13,388,560
Transfer from stage 2 to stage 1 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	1,697,439	828,828
Transfer from stage 2 to stage 1 [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	471,842	2,469,057
Transfer from stage 2 to stage 1 [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	505,324	3,537,875
Transfer from stage 2 to stage 1 [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(505,324)
Transfer from stage 2 to stage 1 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	387,515	629,942	129,152
Transfer from stage 2 to stage 1 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	29,362	23,109	20,053
Transfer from stage 2 to stage 1 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	5,354	84,927	5,858
Transfer from stage 2 to stage 1 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		926,454	451,410
Transfer from stage 2 to stage 1 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(387,515)	(629,942)	(129,152)
Transfer from stage 2 to stage 1 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(29,362)	(23,109)	(20,053)
Transfer from stage 2 to stage 1 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(5,354)	(84,927)	(5,858)
Transfer from stage 2 to stage 1 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(155,018)	(926,454)	(451,410)
Transfer from stage 2 to stage 1 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	155,018
Transfer from stage 2 to stage 3 [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(869,079)
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	1,510,981	1,915,261
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	110,371	406,583
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	132,221	28,659
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	869,079	3,074,964
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(1,510,981)	(1,915,261)
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(110,371)	(406,583)
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(132,221)	(28,659)
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		(3,074,964)
Transfer from stage 2 to stage 3 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	173,949
Transfer from stage 2 to stage 3 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(336,064)	(454,456)
Transfer from stage 2 to stage 3 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(8,796)	(39,816)
Transfer from stage 2 to stage 3 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(17,065)	(1,398)
Transfer from stage 2 to stage 3 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(173,949)
Transfer from stage 2 to stage 3 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	336,064	454,456
Transfer from stage 2 to stage 3 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	8,796	39,816
Transfer from stage 2 to stage 3 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	17,065	1,398
Transfer from stage 2 to stage 3 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2			(85,466)
Transfer from stage 2 to stage 3 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2			(6,147)
Transfer from stage 2 to stage 3 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2			(12,880)
Transfer from stage 2 to stage 3 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		(926,550)	(587,160)
Transfer from stage 2 to stage 3 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2			85,466
Transfer from stage 2 to stage 3 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2			6,147
Transfer from stage 2 to stage 3 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2			12,880
Transfer from stage 2 to stage 3 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		926,550	587,160
Transfer from stage 3 to stage 1 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(290,100)	(49,640)
Transfer from stage 3 to stage 1 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(32,005)	(7,576)
Transfer from stage 3 to stage 1 [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		(972)
Transfer from stage 3 to stage 1 [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(183,698)	(26,448)
Transfer from stage 3 to stage 1 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	290,100	49,640
Transfer from stage 3 to stage 1 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	32,005	7,576
Transfer from stage 3 to stage 1 [member] | Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		972
Transfer from stage 3 to stage 1 [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	183,698	26,448
Transfer from stage 3 to stage 1 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2			1,600
Transfer from stage 3 to stage 1 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2			0
Transfer from stage 3 to stage 1 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2			(1,600)
Transfer from stage 3 to stage 1 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		28,855
Transfer from stage 3 to stage 1 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2			3
Transfer from stage 3 to stage 1 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	108,373		12,958
Transfer from stage 3 to stage 1 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	0
Transfer from stage 3 to stage 1 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	0
Transfer from stage 3 to stage 1 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2			0
Transfer from stage 3 to stage 1 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	0		0
Transfer from stage 3 to stage 1 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(198,995)	(28,855)
Transfer from stage 3 to stage 1 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	17,165
Transfer from stage 3 to stage 1 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2			(3)
Transfer from stage 3 to stage 1 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(108,373)		(12,958)
Transfer from stage 3 to stage 1 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2			20,239
Transfer from stage 3 to stage 1 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2			0
Transfer from stage 3 to stage 1 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2			(20,239)
Transfer from stage 3 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(559,745)	(74,220)
Transfer from stage 3 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(142,658)	(26,100)
Transfer from stage 3 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		(123,716)
Transfer from stage 3 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(23,171)	(7,711)
Transfer from stage 3 to stage 2 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	559,745	74,220
Transfer from stage 3 to stage 2 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	142,658	26,100
Transfer from stage 3 to stage 2 [member] | Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		123,716
Transfer from stage 3 to stage 2 [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	23,171	7,711
Transfer from stage 3 to stage 2 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	0
Transfer from stage 3 to stage 2 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	0
Transfer from stage 3 to stage 2 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	0
Transfer from stage 3 to stage 2 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		47,182
Transfer from stage 3 to stage 2 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		12,684
Transfer from stage 3 to stage 2 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		56,497
Transfer from stage 3 to stage 2 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(361,066)	(47,182)
Transfer from stage 3 to stage 2 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(72,278)	(12,684)
Transfer from stage 3 to stage 2 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		(56,497)
Transfer from stage 3 to stage 2 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	$ (13,578)
Transfer from stage 3 to stage 2 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2			60,031
Transfer from stage 3 to stage 2 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2			6,587
Transfer from stage 3 to stage 2 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		3,767	22,840
Transfer from stage 3 to stage 2 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2			(60,031)
Transfer from stage 3 to stage 2 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2			(6,587)
Transfer from stage 3 to stage 2 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		$ (3,767)	$ (22,840)